Segment Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ADM | Customer Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Percentage of exclusive and non-exclusive concession revenue	35.00%	34.00%	30.00%